Prepaid Expenses and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expenses and Other Receivables [Abstract]
Schedule of Prepaid Expenses and Other Receivables
	December 31,
	2024	2023

Government authorities	$668	$385
Deposits	69	69
Grants receivable	308	310
Prepaid expenses and other	1,455	1,262

	$2,500	$2,026